Goodwill - Changes in Carrying Amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Beginning Balance	$ 1,545,424	$ 1,547,397
Goodwill	3,270,952	1,545,424
Currency translation adjustments	(3,144)	(2,600)
Ending Balance	3,270,952	1,545,424
Netspend Holdings Inc
Goodwill [Line Items]
Tax adjustment	584	627
TransFirst
Goodwill [Line Items]
Goodwill	1,728,088
North America Services
Goodwill [Line Items]
Beginning Balance	70,614	70,614
Ending Balance	70,614	70,614
International Services
Goodwill [Line Items]
Beginning Balance	27,476	30,076
Currency translation adjustments	(3,144)	(2,600)
Ending Balance	24,332	27,476
Merchant Services
Goodwill [Line Items]
Beginning Balance	413,748	413,748
Ending Balance	2,141,836	413,748
Merchant Services | TransFirst
Goodwill [Line Items]
Goodwill	1,728,088
Netspend
Goodwill [Line Items]
Beginning Balance	1,033,586	1,032,959
Ending Balance	1,034,170	1,033,586
Netspend | Netspend Holdings Inc
Goodwill [Line Items]
Tax adjustment	$ 584	$ 627